Equity (Summary of Stock Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	2,615,461	2,449,742
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	4 years 11 months 16 days
Options Outstanding, Weighted-Average Exercise Price	$ 37.21	$ 39.73
Options Exercisable, Number Exercisable	1,426,304
Options Exercisable, Weighted-Average Exercise Price	$ 38.63
Options Outstanding, Aggregate intrinsic value	$ 4,100
Options Exercisable, Aggregate intrinsic value	$ 4,082
$2.21 - $22.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 2.21
Range of Exercise Prices (Upper)	$ 22.16
Options Outstanding, Number Outstanding	666,353
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	2 years 2 months 16 days
Options Outstanding, Weighted-Average Exercise Price	$ 11.03
Options Exercisable, Number Exercisable	604,717
Options Exercisable, Weighted-Average Exercise Price	$ 10.04
$23.41 - $25.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	23.41
Range of Exercise Prices (Upper)	$ 25.50
Options Outstanding, Number Outstanding	663,895
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 2 months 1 day
Options Outstanding, Weighted-Average Exercise Price	$ 23.93
Options Exercisable, Number Exercisable	100,661
Options Exercisable, Weighted-Average Exercise Price	$ 25.10
$29.37 - $45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	29.37
Range of Exercise Prices (Upper)	$ 45.00
Options Outstanding, Number Outstanding	654,586
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	7 years 3 months 15 days
Options Outstanding, Weighted-Average Exercise Price	$ 34.99
Options Exercisable, Number Exercisable	247,231
Options Exercisable, Weighted-Average Exercise Price	$ 35.14
$46.87 - $120.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	46.87
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding	630,627
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	4 years 2 months 9 days
Options Outstanding, Weighted-Average Exercise Price	$ 81.16
Options Exercisable, Number Exercisable	473,695
Options Exercisable, Weighted-Average Exercise Price	$ 79.82